CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,642,316)	$ (2,646,568)	$ (4,055,905)	$ (1,218,707)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	45,380	13,670	25,728	9,207
Equity based compensation	32,394
Amortization of debt discount	145,731	55,121	94,324
Warrant valuation, net	6,143,013
Loss on write down of intangible assets			11,600
Loss on extinguishment of 14% debenture	571,122
Common shares issued in lieu of cash to Intellicell for license fee	82,500
Common shares issued in lieu of cash compensation to employees		376,497
Changes in operating assets and liabilities:
Receivable due from credit card clearing house	53,584		(123,134)
Prepaid expenses	108,115	(27,315)	(119,354)
Security deposits			(11,187)	(19,600)
Deferred financing fee	(427,073)
Security deposits and other	6,008	(12,166)
Accounts payable	(292,916)	53,291	482,633	67,584
Accrued expenses	344,708	360	320,568	21,591
Unearned revenue	22,617	21,693	30,987	94,616
Common shares issued in lieu of cash compensation to employees			129,065
Net cash used in operating activities	(1,899,599)	(1,280,417)	(2,082,243)	(1,045,309)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(87,653)	(37,747)	(97,956)	(61,166)
Net cash used in investing activities	(87,653)	(37,747)	(97,956)	(61,166)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible debentures			1,250,000
Proceeds from issuance of common stock	500,000	270,000	2,270,000
Proceeds from issuance of LLC membership units				1,195,500
Proceeds from issuance of debt		1,250,000
Other				(10,000)
Net cash provided by financing activities	500,000	1,520,000	3,520,000	1,185,500
Net change in cash and cash equivalents	(1,487,252)	201,836	1,339,801	79,025
Cash and cash equivalents at beginning of period	1,511,057	171,256	171,256	92,231
Cash and cash equivalents at end of period	23,805	373,093	1,511,057	171,256
Cash paid during the year for:
Income taxes	800
Interest expense		1,982	3,947	8,644
Non-cash transactions:
Extinguishment of 14% debenture exchanged for 14% convertible debenture	250,000
Surrender of LLC membership units for common stock shares			(1,195,000)
Conversion of 8% convertible debentures to 1.3 million shares of common stock	525,000
Common shares issued			1,195,000
Derivative warrant valuation APIC component	470,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with the $1,000,000 aggregate face amount, 8% convertible debentures			790,131
Convertible Debt
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	325,399
Warrant
Adjustments to reconcile net loss to net cash used in operating activities:
Issued for services rendered by non-employees	169,062		885,000
Common Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Issued for services rendered by non-employees	413,073	885,000	247,432
Debentures
Non-cash transactions:
Issuance of 14% convertible debenture with warrants	350,000
Derivative Financial Instruments, Liabilities
Non-cash transactions:
Issuance of 14% convertible debenture with warrants	342,632
In lieu of 2011 interest paid in cash | Period Issuance01
Non-cash transactions:
Common shares issued	88,615
In lieu of 2011 interest paid in cash | Period Issuance02
Non-cash transactions:
Common shares issued	157,062
Services rendered by non-employees in 2010
Non-cash transactions:
Common shares issued	$ 298,824